BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of Identifiable Assets Acquired And Liabilities	The identifiable net assets acquired and liabilities recognized on acquisition were:

In thousands of euro	Note
Property, plant and equipment	6	914
Intangible assets	7	4
Trade and other receivables		89
Cash and cash equivalent		59
Lease liabilities		(153)
Deferred tax		(56)
Trade and other payables		(880)
Total		(23)

Summary of the Measurement of Fair Values	Measurement of fair values

Assets acquired	Valuation technique
-Property, plant and equipment	Market comparison technique and cost technique was applied to all assets acquired. The valuation model considers market prices for similar items.

Summary Of Goodwill Recognised As Of Acquisition Date	Goodwill:

In thousands of euro	Note
Consideration transferred		3
Fair value of identifiable net assets		23
Goodwill		26